Capital Stock (Detail Textuals) - CAD ($) $ in Thousands				12 Months Ended
		Jun. 29, 2020	May 16, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting term				five-year
Aggregate percentage of common stock share outstanding			5.00%
Aggregate common stock share outstanding normal course issuer Bid		533,116	761,141
Shares repurchased and cancelled under a normal course issuer bid				552,700
Repurchase of common stock aggregate price paid					$ 522
Increase decrease in retained earnings (deficit)						$ 1,810
Increase decrease in share capital						5,955
Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Buy-back of common shares under substantial issuer bid						3,925
Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and cancelled under a normal course issuer bid	[1]				552,700
Shares repurchased and cancelled under a substantial issuer bid						$ 4,447
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares reserved for issuance of stock options				2,934,403
Stock options term				10 years
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options term				5 years

[1]	On May 30, 2019, the Company announced that the TSX-V accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and ended on May 29, 2020. During the twelve months of the 2019 NCIB, the Company purchased and cancelled 563,000 common shares for a total cost of $2,235. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.